Fees and Expenses - M3Sixty Onchain U.S. Government Money Market Fund	Jan. 28, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Annual Fund Operating Expenses [Table]
Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Sub-Transfer Agent Fee[1]	0.35%
Other Expenses	161.82%
Total Annual Fund Operating Expenses	162.67%
Fee Waiver and/or Expense Reimbursement[2]	(161.54)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%

[1]	The Fund has entered into a Sub-Transfer Agency Agreement with CERES Coin TA, LLC to perform various on-chain sub-transfer agency, registrar, and shareholder services on behalf of the Fund and its shareholders.

[2]	M3Sixty Capital, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2027, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, sub-transfer agency fees and other shareholder service fees, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 0.78% of each share class’s average daily net assets attributable to the investor. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”) on 60 days’ written notice to the Fund’s Adviser.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
Period Invested	1 Year	3 Years	5 Years	10 Years
	$115	1,629	2,132	$2,399